Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source - Aria Energy LLC [Member] - USD ($) $ in Thousands	3 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total	$ 42,017	$ 120,282	$ 142,563
Operating segments
Total	42,017	120,282	142,563
RNG, including RINs and LCFSs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total		83,848	75,143
Gas O&M Service [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total		974
Power, including RECs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total	10,809	31,217	46,434
Electric O&M Service [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total		4,211	11,003
Other [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total		32	9,983
RNG [Member]
Operating segments
Total		84,853	85,126
LFGTE [Member]
Operating segments
Total		$ 35,429	$ 57,437